VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Inventory	$ 165,395		$ 165,395		$ 217,109	$ 230,118
Inventory purchased			51,714	$ 105,412	13,009	(90,548)
Atlas
Inventory	173,812		173,812		62,820	43,702
Inventory purchased	$ 167,059	$ 314,681	$ 344,262	$ 643,827	$ 1,764,315	$ 256,720